Stockholders' Equity (Details Narrative) (10K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares outstanding	38,828,607	38,828,607	32,211,956
Common stock warrants exercised		791,139		791,139
Common stock warrants expired		60,920
Common stock warrants exercised or expired during period
Common stock voting rights			Each share of common stock has the right to one vote
Hankey Capital, LLC [Member]
Common shares issued for collateral on loan, shares	11,392,406	11,392,406